UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

ABS Insights Emerging Markets Fund

Super Institutional Class (IEMSX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about ABS Insights Emerging Markets Fund for the period of January 6, 2025 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/absinv/. You can also request this information by contacting us at (800) 813-1421.

What were the Fund’s costs for the last year?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$79	0.95%

* Expenses for the full reporting period would be higher.

How did the Fund perform during the reporting period?

The Fund gained 27.14% from inception through September 30, 2025, slightly outperforming its benchmark, the MSCI Emerging Markets Index, which gained 27.04%. Positive contributions came from stock selection in Taiwan, Korea, India, Mexico, and Brazil. Except for India, each of these markets saw strong performance within both the Fund and its benchmark, but the Fund’s exposure to differentiated, off-index stocks contributed to excess returns. Primary detractors to performance were largely in China, where underweight allocations to the top index names led to the Fund underperforming within the largest country weight in its benchmark. In addition, smaller pockets of negative performance were found in Southeast Asia and frontier markets.

By sector, industrials, technology, and healthcare were the top contributors relative to its benchmark, while communication services, financials, and consumer discretionary were the largest detractors. Sector performance was heavily influenced by country allocations, where the top contributors to alpha were Taiwan and Korean tech and industrial stocks, such as Bizlink and LIG NEX1, while the top detractors were mega cap underweight holdings in China index stocks, such as Tencent and Alibaba.

In absolute terms, the top contributor to performance was Taiwan Semiconductor Manufacturing Co, which gained over 30% for the third consecutive year thanks to strong demand for high end chips that fuel the AI data centers. The stock passed the $1 trillion market cap level during the third quarter as it retained its status as the dominant global supplier of high-end semiconductor processors.

The largest detractor was Meituan, a Chinese retail technology company focused on food delivery and other ecommerce services. The company struggled to maintain previous levels of growth due to increased competition from larger companies offering a more diverse set of solutions across business lines.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ABS Insights Emerging Markets Fund - Super Institutional Class - NAV
MSCI Emerging Markets Index
$16,000
$8,000
$12,714
$12,704
01/06/25
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25

	ABS Insights Emerging Markets Fund - Super Institutional Class - NAV	MSCI Emerging Markets Index
01/06/25	$10,000	$10,000
01/31/25	$9,990	$10,139
02/28/25	$10,010	$10,188
03/31/25	$10,010	$10,253
04/30/25	$10,150	$10,387
05/31/25	$10,780	$10,831
06/30/25	$11,470	$11,482
07/31/25	$11,730	$11,706
08/31/25	$11,930	$11,856
09/30/25	$12,714	$12,704

Average Annual Total Returns

Since Inception (January 6, 2025)
ABS Insights Emerging Markets Fund - Super Institutional Class	27.14%
MSCI Emerging Markets Index	27.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$127,162,650
Number of Portfolio Holdings	176
Advisory Fee (net of waivers)	$505,650
Portfolio Turnover	72%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.2%
Common Stocks	98.1%
Money Market Funds	0.4%
Preferred Stocks	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.1%
Financials 17.1%
Industrials 13.3%
Consumer Discretionary 9.7%
Communications 8.4%
Health Care 7.7%
Energy 5.0%
Consumer Staples 4.4%
Materials 3.6%
Utilities 2.0%
Real Estate 1.4%
Money Market Funds 0.4%
Mixed Allocation 0.2%
Liabilities in Excess of Other Assets -0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Mixed Allocation	0.2%
Money Market Funds	0.4%
Real Estate	1.4%
Utilities	2.0%
Materials	3.6%
Consumer Staples	4.4%
Energy	5.0%
Health Care	7.7%
Communications	8.4%
Consumer Discretionary	9.7%
Industrials	13.3%
Financials	17.1%
Technology	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	10.9%
Tencent Holdings Ltd.	4.8%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Company Ltd.	2.4%
Greentown China Holdings Ltd.	1.0%
China Merchants Bank Company Ltd.	1.0%
ICICI Bank Ltd.	1.0%
Bharti Airtel Ltd.	0.9%
Beijing Fourth Paradigm Technology Company Ltd.	0.9%
Hong Kong Exchanges & Clearing Ltd.	0.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

ABS Insights Emerging Markets Fund - Super Institutional Class (IEMSX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/absinv/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-IEMSX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $4,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ABS Insights Emerging Markets Fund

Super Institutional Class Shares – IEMSX

Annual Financial Statements

and Additional Information

September 30, 2025

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	CLOSED END FUND — 0.2%
	MIXED ALLOCATION - 0.2%
19,725	Vietnam Enterprise Investments Ltd.(a)	$197,635
	TOTAL CLOSED END FUND (Cost $176,526)	197,635

	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 0.8%
266	Hanwha Aerospace Company Ltd.	209,770
2,049	LIG Nex1 Company Ltd.	748,811
		958,581
	APPAREL & TEXTILE PRODUCTS - 0.9%
284,100	Tongkun Group Company Ltd.	598,984
10,565	Youngone Corporation	488,458
		1,087,442
	ASSET MANAGEMENT - 1.2%
6,894	SK Square Company Ltd.(a)	989,600
28,800	XP, Inc., Class A	541,152
		1,530,752
	AUTOMOTIVE - 0.8%
389,200	Sailun Group Company Ltd.	786,130
42,537	Tofas Turk Otomobil Fabrikasi A/S	265,237
		1,051,367
	BANKING - 12.6%
47,668	Absa Group Ltd.	499,858
74,079	Abu Dhabi Commercial Bank PJSC	294,025
28,560	Al Rajhi Bank	816,392
87,266	Alinma Bank	623,628
89,405	Arab National Bank	589,088
112,400	Bank for Foreign Trade of Vietnam JSC(a)	263,670
602,100	Bank Mandiri Persero Tbk P.T.	158,808
330,600	Bank of Chengdu Company Ltd., Class A	801,041
261,400	Bank of Ningbo Company Ltd., Class A	970,433
64,200	Bank of the Philippine Islands	126,638
4,376	Bank Polska Kasa Opieki S.A.	210,324

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	BANKING - 12.6% (Continued)
892,900	Bank Syariah Indonesia Tbk P.T.	$138,629
30,287	BDO Unibank, Inc.	69,042
548,000	China Construction Bank Corporation, H Shares	526,743
224,100	China Merchants Bank Company Ltd.	1,272,018
99,000	CIMB Group Holdings Bhd	172,673
66,376	FirstRand Ltd.	298,493
39,900	Grupo Financiero Banorte SAB de CV	400,660
5,600	Grupo Financiero Galicia S.A. – ADR	154,336
106,417	HDFC Bank Ltd.	1,139,213
322,000	Ho Chi Minh City Development Joint Stock	377,677
81,218	ICICI Bank Ltd.	1,232,411
77,800	Inter & Company, Inc.	718,094
6,298	KB Financial Group, Inc.	518,201
39,525	Kotak Mahindra Bank Ltd.	886,599
205,020	Metropolitan Bank & Trust Company	239,131
50,364	National Bank of Kuwait S.A.KP	174,731
1,400	OTP Bank Nyrt	120,909
35,940	Piraeus Financial Holdings S.A.	304,380
10,190	Powszechna Kasa Oszczednosci Bank Polski S.A.	197,588
174,200	Public Bank Bhd	179,238
9,062	Raiffeisen Bank International A.G.	312,138
104,793	Saudi National Bank (The)	1,094,819
14,067	Standard Bank Group Ltd.	192,555
		16,074,183
	BEVERAGES - 1.6%
26,400	Fomento Economico Mexicano S.A.B. de C.V.	260,083
138,000	Tsingtao Brewery Co Ltd.	939,877
149,962	Varun Beverages Ltd.	749,004
		1,948,964
	BIOTECH & PHARMA - 6.4%
50,000	Akeso, Inc. 144A(a),(c)	907,238
77,000	Ascentage Pharma Group International 144A(a),(c)	762,395
694,000	CSPC Pharmaceutical Group Ltd.	835,633

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	BIOTECH & PHARMA - 6.4% (Continued)
21,100	Duality Biotherapeutics, Inc. 144A(a),(c)	$985,877
2,861	Gedeon Richter plc	87,070
42,499	Glenmark Pharmaceuticals Ltd.	934,174
3,894	Hanmi Pharm Co Ltd.	1,018,065
21,900	Legend Biotech Corporation - ADR(a)	714,159
33,078	Mankind Pharma Ltd.	906,936
258,300	Zai Lab Ltd.	885,578
		8,037,125
	CHEMICALS - 1.5%
702,700	Alfa S.A.B. de C.V.	563,563
209,100	Hubei Dinglong Company Ltd.	1,065,868
14,334	Saudi Arabian Mining Company(a)	244,621
		1,874,052
	COMMERCIAL SUPPORT SERVICES - 0.2%
6,677	Almoosa Health Company	299,292

	CONSUMER SERVICES - 0.1%
154,154	Taaleem Holdings PJSC	180,030

	E-COMMERCE DISCRETIONARY - 4.3%
183,200	Alibaba Group Holding Ltd.	4,166,921
18,955	Allegro.eu S.A. 144A(a),(c)	185,623
8,400	PDD Holdings, Inc. - ADR(a)	1,110,228
		5,462,772
	ELECTRIC UTILITIES - 1.6%
1,717,470	Colbun S.A.	271,546
82,100	Equatorial Energia S.A.	569,207
1,542,000	Huadian Power International Corp Ltd.	830,261
299,606	National Central Cooling Company PJSC	234,080
54,300	Tenaga Nasional Bhd	170,579
		2,075,673
	ELECTRICAL EQUIPMENT - 1.1%
38,000	Chroma ATE, Inc.	721,826

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	ELECTRICAL EQUIPMENT - 1.1% (Continued)
123,505	Triveni Turbine Ltd.	$721,479
		1,443,305
	ENGINEERING & CONSTRUCTION - 0.6%
953,880	China State Construction Engineering Corp Ltd.	730,219

	FOOD - 1.0%
326,600	Century Pacific Food, Inc.	210,918
1,348,800	Mayora Indah Tbk PT	164,133
860	Samyang Foods Company Ltd.	936,740
		1,311,791
	GAS & WATER UTILITIES - 0.4%
43,280	Power & Water Utility Company for Jubail & Yanbu	456,089

	HEALTH CARE FACILITIES & SERVICES - 1.3%
267,200	Bangkok Dusit Medical	168,895
64,944	Global Health Ltd./India	960,611
85,300	Hapvida Participacoes e Investimentos S.A. 144A(a),(c)	574,565
		1,704,071
	HOME CONSTRUCTION - 0.6%
61,409	Kajaria Ceramics Ltd.	806,570

	HOUSEHOLD PRODUCTS - 0.6%
4,813	Cosmax, Inc.	735,456

	INDUSTRIAL INTERMEDIATE PROD - 3.2%
41,959	APL Apollo Tubes Ltd.	796,383
27,000	ELITE MATERIAL CO LTD	1,085,103
19,854	KEI Industries Limited	907,890
10,000	King Slide Works Co Ltd	1,079,361
4,183	Metlen Energy & Metals plc(a)	232,525
		4,101,262
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
20,400	Hong Kong Exchanges & Clearing Ltd.	1,158,695

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INSURANCE - 0.6%
15,342	Company for Cooperative Insurance (The)	$556,374
13,141	Powszechny Zaklad Ubezpieczen S.A.	196,529
		752,903
	INTERNET MEDIA & SERVICES - 6.9%
1,730	Naspers Ltd.	626,580
1,663	NAVER Corporation	318,090
10,436	Prosus N.V.	731,643
71,700	Tencent Holdings Ltd.	6,108,707
249,023	Zomato Ltd(a)	912,439
		8,697,459
	LEISURE FACILITIES & SERVICES - 0.7%
230,600	Central Plaza Hotel PCL	213,308
145,600	Smartfit Escola de Ginastica e Danca S.A.	731,789
		945,097
	MACHINERY - 1.8%
97,858	Elecon Engineering Company Ltd.	625,578
32,982	Kirloskar Brothers Ltd.	716,441
1,062,200	Zoomlion Heavy Industry Science and Technology	995,063
		2,337,082
	METALS & MINING - 1.6%
9,109	Anglogold Ashanti plc	640,098
146,496	Glencore plc	676,097
5,278	Gold Fields Ltd.	222,831
60,400	Grupo Mexico S.A.B. de C.V., Class B	525,493
		2,064,519
	OIL & GAS PRODUCERS - 2.5%
374,672	Adnoc Gas plc	361,066
107,169	Aegis Logistics Ltd.	923,782
187,437	Hindustan Petroleum Corp Ltd.	935,545
65,623	KOC Holding A/S	272,898
73,700	PRIO S.A.(a)	527,447
11,544	Reliance Industries Ltd.	177,249
		3,197,987

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
1,052,000	China Oilfield Services Ltd., H Shares	$903,044
125,400	Yantai Jereh Oilfield Services Group Company Ltd.	981,105
		1,884,149
	REAL ESTATE OWNERS & DEVELOPERS - 1.4%
106,300	Allos S.A.	516,491
1,085,000	Greentown China Holdings Ltd.	1,324,554
		1,841,045
	RENEWABLE ENERGY - 1.0%
17,200	Contemporary Amperex Technology Company Ltd.	971,219
9,776	CS Wind Corporation	291,802
		1,263,021
	RETAIL - CONSUMER STAPLES - 1.2%
11,139	BIM Birlesik Magazalar A/S	144,941
106,100	CP All Plc.	154,577
61,507	Pepco Group N.V. 144A(c)	438,272
369,400	Puregold Price Club, Inc.	266,120
2,006,200	Sumber Alfaria Trijaya Tbk PT	232,104
99,000	Wal-Mart de Mexico SAB de CV	305,808
		1,541,822
	RETAIL - DISCRETIONARY - 1.6%
40,900	Azzas 2154 S.A.	232,076
70,500	Localiza Rent a Car S.A. 144A(c)	522,560
3,741,300	Map Aktif Adiperkasa PT	121,107
177,076	Mavi Giyim Sanayi Ve Ticaret A/S, B Shares 144A(c)	159,117
109,600	Mobile World Investment Corporation	322,207
16,816	United International Transportation Company	331,594
69,000	Vivara Participacoes S.A.	373,113
		2,061,774
	SEMICONDUCTORS - 16.3%
8,000	Alchip Technologies Ltd.	909,419
12,839	DB HiTek Company Ltd	519,509
14,367	Dongjin Semichem Company Ltd.	421,162
3,815	Eo Technics Co., Ltd.	633,233
111,000	Hua Hong Semiconductor Ltd. 144A(a),(c)	1,141,115

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	SEMICONDUCTORS - 16.3% (Continued)
4,000	MediaTek, Inc.	$172,567
17,000	MPI Corporation	956,497
450,000	Nanya Technology Corporation(a)	1,077,721
4,239	SK Hynix, Inc.	1,049,377
322,000	Taiwan Semiconductor Manufacturing Company Ltd.	13,785,965
		20,666,565
	SOFTWARE - 0.2%
2,500	Kaspi.KZ JSC - ADR	204,200

	SPECIALTY FINANCE - 1.6%
39,523	Bajaj Finserv Ltd.	892,649
307,800	Krungthai Card PCL	284,719
66,295	Piramal Enterprises Ltd.(b)	838,953
		2,016,321
	STEEL - 0.5%
7,822	East Pipes Integrated Company for Industry	268,437
306,720	Hoa Phat Group JSC(a)	326,680
		595,117
	TECHNOLOGY HARDWARE - 7.5%
31,000	Asia Vital Components Co., Ltd.	997,703
30,355	BizLink Holding, Inc.	1,025,742
21,000	Delta Electronics, Inc.	588,367
30,000	Fositek Corporation	980,283
169,300	ITMAX SYSTEM Bhd	180,633
14,000	Jentech Precision Industrial Company Ltd.	1,106,919
20,000	Lotes Company Ltd.	1,013,746
26,000	Quanta Computer Inc	247,367
50,848	Samsung Electronics Company Ltd	3,039,130
60,600	Xiaomi Corp, Class B 144A(a),(c)	420,516
		9,600,406
	TECHNOLOGY SERVICES - 2.4%
130,800	Beijing Fourth Paradigm Technology Company Ltd.(a)	1,165,657
8,782	Infosys Ltd.	142,532
78,015	One 97 Communications Ltd.(a)	986,917

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TECHNOLOGY SERVICES - 2.4% (Continued)
588,000	TravelSky Technology Ltd., H Shares	$802,451
		3,097,557
	TELECOMMUNICATIONS - 1.5%
180,900	America Movil S.A.B. de C.V.	189,820
55,625	Bharti Airtel Ltd.	1,176,174
73,421	Ooredoo QPSC	275,687
24,840	Saudi Telecom Company	291,970
		1,933,651
	TRANSPORTATION & LOGISTICS - 3.3%
226,345	Abu Dhabi Ports Company PJSC(a)	229,833
61,718	Adani Ports & Special Economic Zone Ltd.	975,074
554,000	Anhui Expressway Company Ltd., H Shares	814,427
16,265	Grupo Aeroportuario del Sureste S.A.B. de C.V.	525,233
48,835	Jazeera Airways Company KSCP	220,366
43,130	Promotora y Operadora de Infraestructura S.A.B. de C.V.	590,268
929,000	Qingdao Port International Company Ltd., H Shares 144A(c)	860,731
		4,215,932
	TRANSPORTATION EQUIPMENT - 2.3%
621,452	Ashok Leyland Ltd.	998,053
2,298	HD Hyundai Heavy Industries Company Ltd.	843,083
189,600	Zhuzhou CRRC Times Electric Company Ltd., H Shares	1,042,797
		2,883,933

	TOTAL COMMON STOCKS (Cost $101,845,960)	124,828,231

The accompanying notes are an integral part of these financial statements.

ABS INSIGHTS EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.6%
	AUTOMOTIVE — 0.6%
6,683	Hyundai Motor Company	7.87%	-	$792,682

	BANKING – 0.2%
30,100	Itau Unibanco Holding S.A.	2.62%	-	220,732

	TECHNOLOGY HARDWARE — 0.8%
20,143	Samsung Electronics Company Ltd.	2.19%	-	952,808

	TOTAL PREFERRED STOCKS (Cost $1,576,530)			1,966,222

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
548,852	Northern Institutional Treasury Portfolio, 3.95% (Cost $548,852)(d)			$548,852

	TOTAL INVESTMENTS - 100.3% (Cost $104,147,868)			$127,540,940
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(378,290)
	NET ASSETS - 100.0%			$127,162,650

A.G3	Aktiengesellschaft
A/S	Aktieselskab
ADR	American Depositary Receipt
BHD	Bahraini Dinar
JSC	Joint-stock company
LTD	Limited Company
N.V.	Naamioze Vennootschap
NYRT	New York REIT, Inc.
P.T.	Publicly Traded
PCL	Public Limited Company
PJSC	Private Joint Company
PLC	Public Limited Company (UK)
QPSC	Qualified Public Shareholding Company
S.A.	Société Anonyme
S.A.KP	Société Anonyme Kuwait
SAB de CV	Sociedad Anónima Bursátil de Capital Variable
TBK P.T.	Perseroan Terbatas Terbuka

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of 144A securities is 6,958,009 or 5.5% of net assets.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025

ASSETS
Investment securities:
At cost	$104,147,868
At fair value	127,540,940
Cash denominated in foreign currency (cost $270,088)	266,559
Receivable for securities sold	1,282,096
Dividends and Interest receivable	135,551
TOTAL ASSETS	129,225,146

LIABILITIES
Payable for investments purchased	1,256,085
Deferred capital gain tax payable on appreciated securities	468,778
Investment advisory fees payable, net	203,623
Fees payable to other affiliates	22,030
Accrued expenses and other liabilities	111,980
TOTAL LIABILITIES	2,062,496
NET ASSETS	$127,162,650

Composition of Net Assets:
Paid in capital	$100,527,196
Accumulated earnings	26,635,454
NET ASSETS	$127,162,650

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$127,162,650
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,043,060
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.66

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund

STATEMENT OF OPERATIONS

For the Period Ended September 30, 2025*

INVESTMENT INCOME
Dividends	$2,162,340
Interest	65,378
Less: Foreign withholding taxes	(253,446)
TOTAL INVESTMENT INCOME	1,974,272

EXPENSES
Advisory fees	754,182
Custodian fees	64,028
Administrative services fees	52,510
Transfer agent fees	25,619
Registration fees	23,930
Audit fees	18,342
Compliance officer fees	18,091
Legal fees	17,288
Trustees fees and expenses	11,749
Printing and postage expenses	8,801
Insurance expense	4,451
Other expenses	6,925
TOTAL EXPENSES	1,005,916
Fees waived/ recaptured by the Advisor	(248,532)
NET EXPENSES	757,384

NET INVESTMENT INCOME	1,216,888

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	3,179,750
Foreign currency transactions	(156,444)
Net Realized Gain from Investments:	3,023,306

Net change in unrealized appreciation (depreciation) on:
Investments	23,393,072
Foreign capital gain tax on appreciated securities	(468,778)
Foreign currency transactions	(2,836)
Net Change in Unrealized Appreciation on Investments	22,921,458

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	25,944,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,161,652

*	The Fund commenced operations on January 6, 2025.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025*
FROM OPERATIONS
Net investment income	$1,216,888
Net realized gain on investments and foreign currency transactions	3,023,306
Net change in unrealized appreciation on investments and foreign currency transactions	22,921,458
Net increase in net assets resulting from operations	27,161,652

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions
Super Institutional Class	(540,005)
Total distributions to shareholders	(540,005)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Super Institutional Class	100,000,998
Net asset value of shares issued in reinvestment of distributions:
Super Institutional Class	540,005
Net increase from shares of beneficial interest transactions	100,541,003

NET INCREASE IN NET ASSETS	127,162,650

NET ASSETS
Beginning of Period	-
End of Period*	$127,162,650

SHARE ACTIVITY

Super Institutional Class:
Shares Sold	10,000,100
Shares Reinvested	42,960
Net increase in shares of beneficial interest outstanding	10,043,060

*	The Fund commenced operations on January 6, 2025.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

Super Institutional Class	For The Period Ended September 30, 2025(1)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.12
Net realized and unrealized loss	2.59
Total from investment operations	2.71

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Redemption fees collected

Net asset value, end of period	$12.66

Total return(3)	27.14	%(7)

Net assets, at end of period (000s)	$127,163

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture(4)(6)	1.28	%(8)
Ratio of net expenses to average net assets after fee waiver/recapture(6)	0.96	%(8)
Ratio of net investment income to average net assets before fee waiver/recapture(5)(6)	1.55	%(8)
Ratio of net investment income to average net assets after fee waiver/recapture(5)(6)	1.23	%(8)
Portfolio Turnover Rate	72	%(7)

(1)	The Fund’s Super Institutional Class commenced operations on January 6, 2025.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Ratio does not include the expenses of other investment companies in which the Fund invests.
(7)	Not annualized.
(8)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

ABS Insights Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1. ORGANIZATION

The ABS Insights Emerging Markets Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks long-term capital appreciation. ABS Global Investments (the “Advisor”) is the Fund’s investment advisor. The Fund commenced operations on January 6, 2025.

The Fund offers Super Institutional Class shares. Super Institutional Class shares are offered at net asset value without an initial sales charge.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures

ABS Insights Emerging Markets Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid invsestments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

ABS Insights Emerging Markets Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Fund’s assets and liabilities measured at fair value:

ABS Insights Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund
Cayman Islands	$197,635			$197,635
Common Stocks
Austria	312,138	-	-	312,138
Argentina	154,336	-	-	154,336
Brazil	4,047,249	-	-	4,047,249
Cayman Islands	20,580,582	-	-	20,580,582
Chile	271,546	-	-	271,546
China	17,058,069	-	-	17,058,069
Greece	304,380	-	-	304,380
Hong Kong	3,135,445	-	-	3,135,445
Hungary	207,979	-	-	207,979
India	19,503,704	838,953	-	20,342,657
Indonesia	814,781	-	-	814,781
Jersey	676,098	-	-	676,098
Kazakhstan	204,200	-	-	204,200
Kuwait	395,097	-	-	395,097
Luxembourg	185,623	-	-	185,623
Malaysia	703,122	-	-	703,122
Mexico	3,360,927	-	-	3,360,927
Netherlands	1,169,915	-	-	1,169,915
Philippines	911,849	-	-	911,849
Poland	604,441	-	-	604,441
Qatar	275,687	-	-	275,687
Korea (Republic of)	12,760,487	-	-	12,760,487
Saudi Arabia	5,572,302	-	-	5,572,302
South Africa	1,840,317	-	-	1,840,317
Taiwan	23,813,424	-	-	23,813,424
Thailand	821,498	-	-	821,498
Turkey	842,193	-	-	842,193
United Arab Emirates	1,299,033	-	-	1,299,033
United Kingdom	872,623	-	-	872,623
Vietnam	1,290,234	-	-	1,290,234

ABS Insights Emerging Markets Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

ABS Insights Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	220,732	-	-	220,732
Korea (Republic of)	1,745,490	-	-	1,745,490
Short-Term Investment	548,852	-	-	548,852
Total	$126,701,987	$838,953	$-	$127,540,940

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. The were no transfers between levels during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Securities Risk – Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market or sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the U.S. Investments in foreign issues could be affected by other factors no present in the U.S., including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the Advisor’s ability to assess such risk than if the Fund invested solely in more developed countries.

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. While the use of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ABS Insights Emerging Markets Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s September 30, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Capital Gains Taxes – Foreign Capital Gains taxes are generally based on either income or gains earned or repatriated cash. Foreign Capital Gains tax is provided in accordance with the Fund’s understanding of applicable country’s tax using a tax service in that country. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Trust is monitoring and recording deferred foreign capital gains tax on appreciated securities of $468,778 as of September 30, 2025, as shown on the Statement of Assets and Liabilities. For the period ended September 30, 2025, the Fund recorded net realized Foreign Capital Gains Tax on Appreciated Securities of $468,778 as shown on the Statement of Operations.

Foreign Tax Reclaims – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $179,098,883 and $78,679,616 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ABS Global Investments serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 0.95% of the average daily net assets. For the period ended September 30, 2025, the advisory fees incurred by the Fund amounted to $754,182.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 26, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service

ABS Insights Emerging Markets Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

providers (other than the Advisor))) do not exceed 0.95% of average daily net assets attributable to Super Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees are waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment after the recoupment is taken into account. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor.

For the period ended September 30, 2025, the Advisor waived $248,532, which is subject to recapture by the Advisor by September 30, 2028.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Super Institutional Class shares. During the period ended September 30, 2025, the Distributor did not receive any underwriting commissions for sales of Super Institutional Class shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2025, are as follows:

Cost for Federal Tax purposes	$106,140,116
Unrealized Appreciation	25,862,341
Unrealized Depreciation	(4,461,517)
Tax Net Unrealized Appreciation	$21,400,824

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal period ending September 30, 2025, was as follows:

Fiscal Year Ended September 30, 2025
Ordinary Income	$540,005
Long-Term Capital Gain	-
Return of Capital	-
$540,005

ABS Insights Emerging Markets Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$5,237,466	$-	$-	$-	$-	$21,397,988	$26,635,454

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and on mark-to-market on passive foreign investment companies. The unrealized appreciation (/depreciation) in the table above includes unrealized foreign currency gains (losses) of $(2,836).

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses resulted in reclassification for the year ended September 30, 2025, as follows:

Paid In Capital	Distributable Earnings
$(13,807)	$13,807

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, for the benefit of their customers, Northern California Employee Joint Pension was the record owner of 50.0% of the Fund’s outstanding shares and Construction Laborers Pension Trust for Southern California was the record owner of 50.0% of the Fund’s outstanding shares.

8. ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund management is evaluating the impacts of these changes on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

On November 21, 2025, the Fund launched Institutional Class Shares.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Northern Lights Fund Trust III

and the Shareholders of ABS Insights Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ABS Insights Emerging Markets Fund (the Fund), including the schedule of investments, as of September 30, 2025, the related statements of operations, and changes in net assets for the period from January 6, 2025 (commencement of operations) to September 30, 2025, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the period from January 6, 2025 (commencement of operations) to September 30, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in net assets and the financial highlights for the period from January 6, 2025 (commencement of operations) to September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodians and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more ABS Global Investments investment companies since 2015.

Denver, Colorado

November 26, 2025

ABS Insights Emerging Markets Fund

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

FOREIGN TAX CREDIT (Unaudited)

The following Fund intends to elect to pass through shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal period ended September 30, 2025 were as follows:

For fiscal year ended 9/30/2025	Foreign Taxes Paid	Foreign Source Income
ABS Insights Emerging Markets Fund	$237,009	$1,817,424

ABS Insights Emerging Markets Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-813-1421, by visiting the Fund’s website https://funddocs.filepoint.com/absinv/, or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust III

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/05/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/05/25

By (Signature and Title)	/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	12/05/25